UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31,
2012
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only
one.):
[  ] is a restatement.

[  ] adds new holdings
entries.
Institutional Investment Manager
Filing this Report:

Name:
TT International
Address:
Moor House

120 London Wall

London EC2Y 5ET UK
13F File
Number:
28-
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting
Manager:
Name:
Theresa Poy

Title:
Chief Compliance
Officer

Phone:
00 44 20 7509 1000

Signature,
Place,
and Date of
Signing:
Teresa Poy
London, UK
April 11, 2012
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for
this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:
Nil
Form 13F Information Table
Entry Total:
17
Form 13F Information Table
Value Total:
$126,792


List of Other Included
Managers:
Nil
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FORM 13F INFORMATION TABLE












INVESTM
T
VOTING AUTHORITY
NAME OF ISSUER
TITLE OF
CLASS
CUSIP
VALUE
SHARES

DSCRETN
SOLE
SHARE
D
NONE


















BANCO MACRO SA-ADR
ADR
05961W10
5
1426
72751
SOLE
72751
0
0
BHP BILLITON PLC-ADR
ADR
05545E20
9
1152
18770
SOLE
18770
0
0
CITIGROUP INC
Com
17296742
4
1528
41833
SOLE
41833
0
0
ELAN CORP PLC -SPONS ADR
ADR
28413120
8
1425
94970
SOLE
94970
0
0
FIRST CASH FINL SVCS INC
Com
31942D10
7
1747
40750
SOLE
40750
0
0
INFOSYS-SP ADR
ADR
45678810
8
2154
37777
SOLE
37777
0
0
ITAU UNIBANCO HOLDINGS SA ADR
ADR
46556210
6
2148
111934
SOLE
111934
0
0
LINCOLN NATIONAL CORP
Com
53418710
9
951
36078
SOLE
36078
0
0
NEW YORK COMMUNITY BANCORP
Com
64929510
2
2153
154840
SOLE
154840
0
0
OCWEN FINANCIAL CORP
Com
67574630
9
1114
71315
SOLE
71315
0
0
PETROLEO BRASILEIRO S.A.-ADR
ADR
71654V40
8
8632
337743
SOLE
277836
0
59907
QIAGEN N.V.
Com
N7248210
7
19357
124325
5
SOLE
124325
5
0
0
RYANAIR HOLDINGS PLC-SP ADR
ADR
78351310
4
52941
145924
8
SOLE
134751
2
0
111736
SIGNET JEWELERS LTD
Com
G8127610
0
11021
233118
SOLE
233118
0
0
TALEO CORP-CLASS A
Com
87424N10
4
7808
170000
SOLE
170000
0
0
THOMAS & BETTS CORP
Com
88431510
2
10124
148080
0
SOLE
148080
0
0
0
YPF S.A.-SPONSORED ADR
ADR
98424510
0
3250
114428
SOLE
98379
0
16049
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